CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Balance Sheets - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and balances at central banks	£ 58,521	£ 47,452	£ 58,417
Items in course of collection from banks	755	706
Derivative financial assets	25,834	36,138
Loans and receivables:
Loans and advances to banks	6,611	26,902	25,117
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
Available-for-sale financial assets	42,098	56,524
Goodwill	2,310	2,016	2,016
Property, plant and equipment	12,727	12,972
Current tax recoverable	274	226
Deferred tax assets	2,284	2,706
Total assets	772,838	780,251
Liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Items in course of transmission to banks	584	548
Trading and other financial liabilities at fair value through profit or loss	43,062	45,079
Derivative financial liabilities	26,124	34,924
Notes in circulation	29,418	27,182
Debt securities in issue	(72,450)	(76,314)
Liabilities arising from insurance contracts and participating investment contracts	103,413	94,390
Other liabilities	20,730	29,193
Retirement benefit obligations	358	822
Other provisions	5,546	5,218
Subordinated liabilities	(17,922)	(19,831)	£ (23,312)
Total liabilities	762,966	769,328
Equity
Shareholders’ equity	48,906	48,025
Other equity instruments	1,197	1,213
Non-controlling interests	237	440
Total equity	49,143	48,465
Total equity and liabilities	812,109	817,793
Company [Member]
Assets
Derivative financial assets	265	461
Loans and receivables:
Due from fellow Lloyds Banking Group undertakings	14,698	7,021
Current tax recoverable	724	465
Deferred tax assets	22	38
Investment in subsidiary undertakings, including assets held for sale	44,863	44,188
Other assets	961	959
Total assets	61,533	53,132
Liabilities
Due to fellow Lloyds Banking Group undertakings	2,168	2,690
Derivative financial liabilities	327
Debt securities in issue	10,886	2,455
Other liabilities	935	413
Subordinated liabilities	3,993	4,329
Total liabilities	18,309	9,887
Equity
Shareholders’ equity	37,869	37,890
Other equity instruments	5,355	5,355
Total equity excluding non-controlling interests	43,224	43,245
Total equity	43,224	43,245
Total equity and liabilities	61,533	53,132
Lloyds Bank [Member]
Assets
Cash and balances at central banks	55,835	44,595
Items in course of collection from banks	490	512
Trading and other financial assets at fair value through profit or loss	43,977	48,309
Derivative financial assets	26,764	36,714
Loans and receivables:
Loans and advances to banks	3,611	4,379
Loans and advances to customers	170,804	161,161
Debt securities	3,182	2,818
Due from fellow Lloyds Banking Group undertakings	180,772	152,260
Available-for-sale financial assets	42,566	55,122
Other intangible assets	1,415	893
Property, plant and equipment	3,252	3,644
Current tax recoverable		420
Deferred tax assets	1,995	2,286
Retirement benefit assets	673	254
Investment in subsidiary undertakings, including assets held for sale	40,500	38,757
Other assets	1,117	1,168
Total assets	576,953	553,292
Liabilities
Deposits from banks	7,538	9,450
Customer deposits	234,397	213,135
Due to fellow Lloyds Banking Group undertakings	112,769	86,803
Items in course of transmission to banks	304	292
Trading and other financial liabilities at fair value through profit or loss	51,045	55,776
Derivative financial liabilities	28,267	38,591
Debt securities in issue	66,249	74,366
Other liabilities	3,425	3,295
Retirement benefit obligations	143	399
Current tax liabilities	105	3
Other provisions	2,593	2,833
Subordinated liabilities	9,341	10,575
Total liabilities	516,176	495,518
Equity
Shareholders’ equity	57,560	54,557
Other equity instruments	3,217	3,217
Total equity excluding non-controlling interests	60,777	57,774
Total equity	60,777	57,774
Total equity and liabilities	576,953	553,292
Subsidiaries [member]
Assets
Cash and balances at central banks	2,686	2,857
Items in course of collection from banks	265	194
Trading and other financial assets at fair value through profit or loss	126,864	112,154
Derivative financial assets	14,785	18,737
Loans and receivables:
Loans and advances to banks	2,975	22,498
Loans and advances to customers	294,463	290,036
Debt securities	420	528
Due from fellow Lloyds Banking Group undertakings	119,914	104,314
Available-for-sale financial assets	1,582	3,274
Goodwill	2,332	2,343
Value of in-force business	4,590	4,761
Other intangible assets	345	314
Property, plant and equipment	9,526	9,263
Current tax recoverable	26	26
Deferred tax assets	2,285	1,503
Retirement benefit assets	69	86
Other assets	12,107	11,613
Total assets	595,234	584,501
Liabilities
Deposits from banks	22,268	6,936
Customer deposits	183,830	202,433
Due to fellow Lloyds Banking Group undertakings	179,952	149,152
Items in course of transmission to banks	280	256
Trading and other financial liabilities at fair value through profit or loss	53	945
Derivative financial liabilities	13,510	16,107
Notes in circulation	1,313	1,402
Debt securities in issue	15,847	22,336
Liabilities arising from insurance contracts and participating investment contracts	103,434	94,409
Liabilities arising from non-participating investment contracts	15,447	20,112
Other liabilities	18,480	27,668
Retirement benefit obligations	134	420
Current tax liabilities	1,242	1,390
Deferred tax liabilities	779
Other provisions	2,865	2,355
Subordinated liabilities	8,288	10,648
Total liabilities	567,722	556,569
Equity
Shareholders’ equity	25,470	25,687
Other equity instruments	1,805	305
Total equity excluding non-controlling interests	27,275	25,992
Non-controlling interests	237	1,940
Total equity	27,512	27,932
Total equity and liabilities	595,234	584,501
Consolidation adjustments [Member]
Assets
Trading and other financial assets at fair value through profit or loss	(7,963)	(9,289)
Derivative financial assets	(15,980)	(19,774)
Loans and receivables:
Loans and advances to banks	25	25
Loans and advances to customers	7,231	6,761
Debt securities	41	51
Due from fellow Lloyds Banking Group undertakings	(315,384)	(263,595)
Available-for-sale financial assets	(2,050)	(1,872)
Goodwill	(22)	(327)
Value of in-force business	249	281
Other intangible assets	1,075	474
Property, plant and equipment	(51)	65
Current tax recoverable	(734)	(883)
Deferred tax assets	(2,018)	(1,121)
Retirement benefit assets	(19)	2
Investment in subsidiary undertakings, including assets held for sale	(85,363)	(82,945)
Other assets	(648)	(985)
Total assets	(421,611)	(373,132)
Liabilities
Deposits from banks	(2)	(2)
Customer deposits	(103)	(108)
Due to fellow Lloyds Banking Group undertakings	(294,889)	(238,645)
Trading and other financial liabilities at fair value through profit or loss	(221)	(2,217)
Derivative financial liabilities	(15,980)	(19,774)
Debt securities in issue	(20,532)	(22,843)
Liabilities arising from insurance contracts and participating investment contracts	(21)	(19)
Other liabilities	(2,110)	(2,183)
Retirement benefit obligations	81	3
Current tax liabilities	(1,073)	(1,167)
Deferred tax liabilities	(779)
Other provisions	88	30
Subordinated liabilities	(3,700)	(5,721)
Total liabilities	(339,241)	(292,646)
Equity
Shareholders’ equity	(77,348)	(75,464)
Other equity instruments	(5,022)	(3,522)
Total equity excluding non-controlling interests	(82,370)	(78,986)
Non-controlling interests		(1,500)
Total equity	(82,370)	(80,486)
Total equity and liabilities	(421,611)	(373,132)
Group [Member]
Assets
Cash and balances at central banks	58,521	47,452
Items in course of collection from banks	755	706
Trading and other financial assets at fair value through profit or loss	162,878	151,174
Derivative financial assets	25,834	36,138
Loans and receivables:
Loans and advances to banks	6,611	26,902
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
Available-for-sale financial assets	42,098	56,524
Goodwill	2,310	2,016
Value of in-force business	4,839	5,042
Other intangible assets	2,835	1,681
Property, plant and equipment	12,727	12,972
Current tax recoverable	16	28
Deferred tax assets	2,284	2,706
Retirement benefit assets	723	342
Other assets	13,537	12,755
Total assets	812,109	817,793
Liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Items in course of transmission to banks	584	548
Trading and other financial liabilities at fair value through profit or loss	50,877	54,504
Derivative financial liabilities	26,124	34,924
Notes in circulation	1,313	1,402
Debt securities in issue	72,450	76,314
Liabilities arising from insurance contracts and participating investment contracts	103,413	94,390
Liabilities arising from non-participating investment contracts	15,447	20,112
Other liabilities	20,730	29,193
Retirement benefit obligations	358	822
Current tax liabilities	274	226
Other provisions	5,546	5,218
Subordinated liabilities	17,922	19,831
Total liabilities	762,966	769,328
Equity
Shareholders’ equity	43,551	42,670
Other equity instruments	5,355	5,355
Total equity excluding non-controlling interests	48,906	48,025
Non-controlling interests	237	440
Total equity	49,143	48,465
Total equity and liabilities	£ 812,109	£ 817,793